Document And Entity Information	Feb. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2024
Entity Registrant Name	Vapotherm, Inc.
Entity Central Index Key	0001253176
Entity Emerging Growth Company	false
Entity File Number	001-38740
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2259298
Entity Address, Address Line One	100 Domain Drive
Entity Address, City or Town	Exeter
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03833
City Area Code	603
Local Phone Number	658-0011
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE